Mortgage Loans Payable (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Outstanding Mortgage Loans Payable Secured by Properties
At December 31, 2017 and 2016, the Account had outstanding mortgage loans payable secured by the following properties (in millions):

Property	Interest Rate and Payment Frequency(2)	Principal Amounts Outstanding as of December 31,		Maturity
		2017	2016
The Legend at Kierland(4)(5)	4.97% paid monthly	$—	$21.8	August 1, 2017
The Tradition at Kierland(4)(5)	4.97% paid monthly	—	25.8	August 1, 2017
Mass Court(1)(4)	2.88% paid monthly	92.1	92.6	September 1, 2019
Red Canyon at Palomino Park(4)(6)	5.34% paid monthly	27.1	27.1	August 1, 2020
Green River at Palomino Park(4)(6)	5.34% paid monthly	33.2	33.2	August 1, 2020
Blue Ridge at Palomino Park(4)(6)	5.34% paid monthly	33.4	33.4	August 1, 2020
Ashford Meadows Apartments(4)	5.17% paid monthly	44.6	44.6	August 1, 2020
The Knoll(1)(4)	3.98% paid monthly	17.5	—	December 5, 2020
The Corner(4)	4.66% paid monthly	105.0	105.0	June 1, 2021
The Palatine(1)(4)	4.25% paid monthly	78.8	80.0	January 10, 2022
The Forum at Carlsbad(1)(4)	4.25% paid monthly	88.9	90.0	March 1, 2022
The Colorado(4)	3.69% paid monthly	91.7	91.7	November 1, 2022
The Legacy at Westwood(1)(4)	3.69% paid monthly	46.7	46.7	November 1, 2022
Regents Court(1)(4)	3.69% paid monthly	39.6	39.6	November 1, 2022
The Caruth(4)(8)	3.69% paid monthly	—	45.0	November 1, 2022
Fourth & Madison(4)	3.75% paid monthly	200.0	200.0	June 1, 2023
1001 Pennsylvania Avenue	3.70% paid monthly	330.0	330.0	June 1, 2023
1401 H Street NW(4)	3.65% paid monthly	115.0	115.0	November 5, 2024
32 South State Street(4)	4.48% paid monthly	24.0	24.0	June 6, 2025
780 Third Avenue(4)	3.55% paid monthly	150.0	150.0	August 1, 2025
780 Third Avenue(4)	3.55% paid monthly	20.0	20.0	August 1, 2025
701 Brickell Avenue(4)	3.66% paid monthly	184.0	184.0	April 1, 2026
55 Second Street(4)(7)	3.74% paid monthly	137.5	137.5	October 1, 2026
1900 K Street, NW	3.93% paid monthly	163.0	163.0	April 1, 2028
501 Boylston Street(4)	3.70% paid monthly	216.5	216.5	April 1, 2028
Total Principal Outstanding		2,238.6	2,316.5
Fair Value Adjustment(3)		(0.3)	15.6
Total mortgage loans payable		$2,238.3	$2,332.1

(1)	The mortgage is adjusted monthly for principal payments.

(2)	Interest rates are fixed. Some mortgages held by the Account are structured to begin principal and interest payments after an initial interest only period.

(3)
The fair value adjustment consists of the difference (positive or negative) between the principal amount of the outstanding debt and the fair value of the outstanding debt. See Note 1—Organization and Significant Accounting Policies.

(4)	These properties are each owned by separate wholly-owned subsidiaries of TIAA for benefit of the Account.

(5)	Mortgage loans on the individual properties in the Kierland Apartment Portfolio were paid off on May 1, 2017.

(6)	Represents mortgage loans on these individual properties which are held within the Palomino Park portfolio.

(7)	This mortgage is comprised of three individual loans, all with equal recourse, interest and maturity. The principal balances by loan are $79.0 million, $45.0 million, and $13.5 million.

(8)	This mortgage loan was assumed by the Purchaser of the property, which was sold on November 13, 2017.

Schedule of Maturities of Long-term Debt	Principal payment schedule on mortgage loans payable as of December 31, 2017 was as follows (in millions):

Amount
2018	$13.7
2019	107.2
2020	171.7
2021	125.0
2022	335.7
Thereafter	1,485.3
Total maturities	$2,238.6